Servicing of Residential Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Servicing revenue and fees	$ 140,976	$ 257,306	$ 313,768	$ 394,315	$ 783,389	$ 368,509	$ 157,554
Largest Customer [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Servicing revenue and fees					495,300	199,800	40,300
Forward Loans [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair value of servicing rights	172,149		172,149		192,115	229,900
Reverse Loans [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair value of servicing rights	$ 15,430		$ 15,430		$ 15,858	$ 15,700
Minimum [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Adverse Change in assumptions percent			10.00%		10.00%
Maximum [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Adverse Change in assumptions percent			20.00%		20.00%